VANECK VIDEO GAMING AND ESPORTS ETF
SCHEDULE OF INVESTMENTS
December 31, 2023 (unaudited)
1
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
COMMON STOCKS : 100.0%
Australia : 4.5%
Aristocrat Leisure Ltd. † 415,253 $ 11,552,424
Underline
China : 13.9%
Kingsoft Corp. Ltd. (HKD) 1,254,600 3,878,475
NetEase, Inc. (ADR) 142,241 13,251,172
Tencent Holdings Ltd. (HKD) 487,600 18,409,147
35,538,794
France : 1.6%
Ubisoft Entertainment SA * 156,780 4,010,265
Underline
Japan : 21.5%
Bandai Namco Holdings, Inc. 562,700 11,254,600
Capcom Co. Ltd. 279,800 9,030,622
Konami Group Corp. 120,100 6,274,696
Nexon Co. Ltd. † 421,400 7,665,970
Nintendo Co. Ltd. 338,400 17,610,760
Square Enix Holdings Co.
Ltd. 88,500 3,173,174
55,009,822
Poland : 1.3%
CD Projekt SA † 114,740 3,356,671
Underline
South Korea : 4.4%
Krafton, Inc. * 46,813 7,012,433
NCSoft Corp. * 23,051 4,287,286
11,299,719
Sweden : 1.5%
Embracer Group AB * 1,461,558 3,968,203
Underline
Taiwan : 7.9%
Micro-Star International Co.
Ltd. 1,303,000 8,645,877
Number
of Shares Value
Taiwan (continued)
Sea Ltd. (ADR) * 283,598 $ 11,485,719
20,131,596
United States : 43.4%
Advanced Micro Devices,
Inc. * 145,691 21,476,310
AppLovin Corp. * 243,134 9,688,890
Electronic Arts, Inc. 97,511 13,340,480
GameStop Corp. * † 365,570 6,408,442
NVIDIA Corp. 42,747 21,169,169
Roblox Corp. * 273,804 12,518,319
Take-Two Interactive
Software, Inc. * † 77,275 12,437,411
Unity Software, Inc. * † 347,340 14,202,733
111,241,754
Total Common Stocks
(Cost: $259,762,995) 256,109,248
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
2.1%
Money Market Fund: 2.1%
(Cost: $5,320,907)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 5,320,907 5,320,907
Total Investments: 102.1%
(Cost: $265,083,902) 261,430,155
Liabilities in excess of other assets: (2.1)% (5,446,892)
NET ASSETS: 100.0% $ 255,983,263
Definitions:
ADR American Depositary Receipt
HKD Hong Kong Dollar
† Security fully or partially on loan. Total market value of securities on loan is $35,819,669.
* Non-income producing
Summary of Investments by Sector
Excluding Collateral for Securities Loaned
% of
Investments Value
Communication Services 59.2% $ 151,710,803
Information Technology 29.4 75,182,979
Consumer Discretionary 11.4 29,215,466
100.0% $ 256,109,248